UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-21891

Cheswold Lane Funds
(Exact name of registrant as specified in charter)

100 Front Street, Suite 960
West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Colleen Quinn Scharpf
Cheswold Lane Asset Management, LLC
100 Front Street, Suite 960
West Conshohocken, PA 19428
(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 940-5330

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1.  Schedule of Investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments
September 30, 2009
(Unaudited)

Number of Shares			Value
	COMMON STOCKS	99.3%

	CONSUMER DISCRETIONARY	2.8%
7,200	Toyota Motor Corp.		$286,348
16,776	Vivendi		519,094
			805,442

	CONSUMER STAPLES	11.3%
20,700	Dairy Farm International Holdings Ltd.		123,786
28,840	Henkel A.G. & Co. KGaA		1,047,906
3,200	Lawson, Inc.		148,655
23,000	Nestle S.A.		980,102
32,500	Unilever NV		936,677
			3,237,126

	ENERGY	15.1%
64,000	BP PLC		565,620
14,600	Caltex Australia Ltd.*		155,978
20,500	ENI SpA		512,380
5,800	Noble Corp.		220,168
40,300	Saipem SpA		1,213,671
4,500	StatoilHydro ASA		101,202
16,500	Technip S.A.		1,053,947
4,500	Total S.A.		267,388
2,500	Transocean Ltd.*		213,825
			4,304,179

	FINANCIALS	29.9%
2,860	Allianz S.E.		357,291
160,800	Allied Irish Banks PLC*		768,869
60,500	AXA S.A.		1,637,863
4,000	Banco Santander S.A.		64,388
112,700	Barclays PLC*		666,416
15,043	BNP Paribas		1,201,925
14,175	Credit Suisse Group AG		786,512
4,400	Daiwa Securities Group, Inc.		22,695
21,400	Deutsche Bank AG		1,642,360
68,000	Governor & Co. of the Bank of Ireland*		340,318
10,600	ING Groep NV*		189,241
23,100	Irish Life & Permanent PLC*		189,976
173,000	Mizuho Financial Group, Inc.		343,051
5,400	ORIX Corp.		329,661
			8,540,566

	HEALTH CARE	3.7%
4,200	Astellas Pharma, Inc.		172,651
14,500	Fresenius Medical Care AG & Co. KGaA		722,072

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (continued)
September 30, 2009
(Unaudited)

Number of Shares		Value
3,800	Takeda Pharmaceutical Co., Ltd.	$158,324
		1,053,047

	INDUSTRIALS	3.8%
8,600	Charter International PLC		94,285
1,600	NKT Holding A/S*		93,414
1,500	Schneider Electric S.A.		152,028
7,900	Siemens AG		731,550
			1,071,277

	INFORMATION TECHNOLOGY	4.8%
11,000	Canon, Inc.		444,828
11,500	HOYA Corp.		271,598
32,300	Konica Minolta Holdings, Inc.		306,214
5,600	Tokyo Electron Ltd.		357,467
			1,380,107

	MATERIALS	19.7%
8,050	Air Liquide S.A.		915,897
16,000	Air Water, Inc.		184,304
9,200	ArcelorMittal		343,977
5,500	BHP Billiton Ltd.		183,070
11,700	CRH PLC		324,962
1,250	Lafarge S.A.		111,855
219,000	OneSteel Ltd.		585,401
13,280	Rio Tinto Ltd.		694,033
10,300	Shin-Etsu Chemical Co., Ltd.		633,387
65,000	Sumitomo Chemical Co., Ltd.		270,818
38,600	Voestalpine AG		1,377,684
			5,625,388

	TELECOMMUNICATION SERVICES	4.7%
21,300	Telefonica S.A.		587,701
337,000	Vodafone Group PLC		755,089
			1,342,790

	UTILITIES	3.5%
2,300	E.ON AG		97,539
9,750	RWE AG		905,573
			1,003,112

	TOTAL COMMON STOCKS (COST $26,505,785)		28,363,034

	RIGHT	0.1%

	FINANCIALS	0.1%
15,043	BNP PARIBAS*		32,580

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (continued)
September 30, 2009
(Unaudited)

TOTAL RIGHTS (COST $16,673)		$32,580

TOTAL INVESTMENTS (COST $26,522,458)	99.4%	28,395,614

Other Assets Less Liabilities	0.6%	185,548

NET ASSETS	100.0%	$28,581,162

* Non-income Producing

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)
September 30, 2009
(Unaudited)

Investments by Country
(As a Percentage of Long-term Investments)
Australia	5.7%
Austria	4.9
Denmark	0.3
France	20.8
Germany	19.4
Hong Kong	0.4
Ireland	5.7
Italy	6.1
Japan	13.8
Luxembourg	1.2
Netherlands	4.0
Norway	0.4
Spain	2.3
Switzerland	7.7
United Kingdom	7.3
Total	100.0%

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments
(Unaudited)

FOREIGN CURRENCY CONTRACTS OPEN AT SEPTEMBER 30, 2009

	Contract Amounts
					Currency	Unrealized
Settlement Date	Receive		Deliver		Value	Gain/(Loss)

October 1, 2009	1,431	USD	983	EUR	$1,438	$(7)
December 29, 2009	184,214	GBP	200,000	EUR	1,731	1,731

Total						$1,724

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2009
(Unaudited)

Note 1.     Federal Income Tax Information

At September 30, 2009, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes, were as follows:

Aggregate cost of investments	$27,347,530
Gross unrealized appreciation	5,514,335
Gross unrealized depreciation	(4,459,692)
Net unrealized appreciation on investments and foreign currency translations	$1,054,643

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 2.      Fair Value Measurements - In September 2006, the Financial Accounting Standards Board (“FASB”) issued Fair Value Measurements effective for fiscal years beginning after November 15, 2007.  Fair Value Measurements defines fair value, establishes a framework for measuring fair value in GAAP and expands disclosures about fair value measurements.  The Fund adopted this standard as of January 1, 2008.  Under the Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. In April 2009, FASB issued “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” effective for interim and annual periods ending after June 15, 2009.  This expands existing financial statement note disclosure to include a breakout of the current chart to add category types more detailed than common stock. These inputs are summarized into three broad levels and described below:

▪	Level 1 – quoted prices in active markets for identical securities

▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)

▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

Sector	Level 1	Level 2	Level 3
Consumer Discretionary	$805,442	-	-
Consumer Staples	3,237,126	-	-
Energy	4,304,179	-	-
Financials	8,573,146	-	-
Health Care	1,053,047	-	-
Industrials	1,071,277	-	-
Information Technology	1,380,107	-	-
Materials	5,625,388	-	-
Telecommunication Services	1,342,790	-	-
Utilities	1,003,112	-	-
Total	$28,395,614	-	-
Other Financial Instruments*	1,724

* Other financial instruments include futures, forwards and swap contracts, which are valued at unrealized appreciation/depreciation on the investment.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cheswold Lane Funds

By:	/s/ Eric F. Scharpf

Eric F. Scharpf, President and Chief Executive Officer
(Principal Executive Officer)
Date: November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric F. Scharpf

Eric F. Scharpf, President and Chief Executive Officer
(Principal Executive Officer)
Date: November 24, 2009

By:	/s/ Matthew H. Taylor

Matthew H. Taylor, Executive Vice President, Chief Financial Officer, and Treasurer
(Principal Financial Officer)
Date: November 24, 2009